CAPITAL LEASE (Tables)	12 Months Ended
Dec. 31, 2018
Leases [Abstract]
Schedule of Long-term Obligations Under Capital Leases

(in thousands of $)	2018	2017
Total obligations under capital lease	119,683	128,081
Less: current portion of obligations under capital lease	(1,564)	(1,276)
Non-current portion of obligations under capital lease	118,119	126,805

Schedule of Future Minimum Lease Payments for Capital Leases
As of December 31, 2018, we are committed to make quarterly minimum capital lease payments (including interest), as follows:

Year ending December 31, (in thousands of $)	Methane Princess Lease
2019	7,740
2020	8,036
2021	8,349
2022	8,665
2023 and thereafter	158,360
Total minimum lease payments	191,150
Less: Imputed interest	(71,467)
Present value of minimum lease payments	119,683